Intangible Assets and Goodwill, Net - Future amortization expense of trademarks (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 42,724,218	$ 43,328,954
Concessions
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		15,166,067	15,166,067	$ 15,166,067
Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		13,409,283	13,873,817
Intangible Assets with Finite Useful Lives | Trademarks
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		255,782	228,510
Estimated useful life (in years)	4 years
Amortization			321,520
Intangible Assets with Finite Useful Lives | Concessions
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 110,701	221,402
Estimated useful life (in years)		5 years
Amortization		$ 110,701	$ 110,701
Intangible Assets with Finite Useful Lives | Concessions | 2021
Intangible Assets and Goodwill, Net
Amortization		$ 110,701
Intangible Assets with Finite Useful Lives | Concessions | 2023
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net					$ 553,505